Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Schedule of revenue by category

	Three Months Ended March 31,
	2020	2019

Subscription term-based licenses:
Multi-year subscription term-based licenses	$23,988	$23,431
1-year subscription term-based licenses	14,149	9,294
Total subscription term-based licenses	38,137	32,725
Subscription SaaS and support and maintenance	18,681	14,895
Professional services and other	4,594	2,818
Total revenue	$61,412	$50,438

	Year Ended December 31,
	2019	2018	2017
	(in thousands)
Subscription term-based licenses:
Multi-year subscription term-based licenses	$113,151	$88,925	$86,421
1-year subscription term-based licenses	48,255	44,743	35,678
Total subscription term-based licenses	161,406	133,668	122,099
Subscription SaaS and support and maintenance	63,939	51,323	38,120
Professional services and other	17,553	16,571	12,320
Total revenue	$242,898	$201,562	$172,539

Schedule of revenue by geographic region

	Three Months Ended March 31,
	2020	2019

United States	$43,029	$38,231
International	18,383	12,207
Total revenue	$61,412	$50,438

	Year Ended December 31,
	2019	2018	2017
	(in thousands)
United States	$188,283	$154,609	$130,135
International	54,615	46,953	42,404
Total revenue	$242,898	$201,562	$172,539

Schedule of contract assets

	Three Months Ended March 31,
	2020	2019

Beginning balance	$86,010	$67,468
Ending balance	85,213	70,300
Change	$(797)	$2,832

	Year Ended December 31,
	2019	2018	2017
	(in thousands)
Beginning balance	$67,468	$60,662	$38,491
Ending balance	86,010	67,468	60,662
Change	$18,542	$6,806	$22,171

Schedule of contract liabilities

	Three Months Ended March 31,
	2020	2019

Beginning balance	$47,507	$35,367
Ending balance	38,343	37,975
Change	$(9,164)	$2,608

	Year Ended December 31,
	2019	2018	2017
	(in thousands)
Beginning balance	$35,367	$33,810	$27,606
Ending balance	47,507	35,367	33,810
Change	$12,140	$1,557	$6,204

Schedule of deferred revenue recognized as revenue

	Three Months Ended March 31,
	2020	2019

Deferred revenue recognized as revenue	$22,968	$15,536

	Year Ended December 31,
	2019	2018	2017
	(in thousands)
Deferred revenue recognized as revenue	$33,100	$31,391	$26,332

Schedule of deferred commission

	Three Months Ended March 31,
	2020	2019

Beginning balance	$13,670	$11,033
Additions to deferred commissions	1,536	1,298
Amortization of deferred commissions	(2,102)	(1,396)
Ending balance	$13,104	$10,935

Deferred commissions, current	$5,303	$3,831
Deferred commissions, noncurrent	7,801	7,104
Total deferred commissions	$13,104	$10,935

	Year Ended December 31,
	2019	2018	2017
	(in thousands)
Beginning balance	$11,033	$6,354	$2,121
Additions to deferred commissions	9,060	9,981	7,693
Amortization of deferred commissions	(6,423)	(5,302)	(3,460)
Ending balance	$13,670	$11,033	$6,354

Deferred commissions, current	$5,814	$3,746	$1,858
Deferred commissions, noncurrent	7,856	7,287	4,496
Total deferred commissions	$13,670	$11,033	$6,354